PGIM Jennison Financial Services Fund
Schedule of Investments as of February 29, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 100.2%
Common Stocks
Asset Management & Custody Banks 3.6%
Brightsphere Investment Group, Inc.	219,573	$2,053,007
KKR & Co., Inc. (Class A Stock)	100,826	2,883,624
		4,936,631
Consumer Finance 5.1%
Capital One Financial Corp.	37,106	3,274,976
SLM Corp.	347,504	3,603,616
		6,878,592
Data Processing & Outsourced Services 29.7%
Adyen NV (Netherlands), 144A*	9,533	8,376,235
FleetCor Technologies, Inc.*	26,491	7,041,043
Mastercard, Inc. (Class A Stock)	39,578	11,487,515
PayPal Holdings, Inc.*	18,351	1,981,724
Visa, Inc. (Class A Stock)	61,865	11,244,582
		40,131,099
Diversified Banks 20.6%
Bank of America Corp.	303,706	8,655,621
Citigroup, Inc.	136,847	8,684,310
JPMorgan Chase & Co.	90,344	10,489,842
		27,829,773
Financial Exchanges & Data 2.0%
S&P Global, Inc.	10,104	2,686,755
Investment Banking & Brokerage 8.8%
Goldman Sachs Group, Inc. (The)	34,418	6,910,102
Moelis & Co. (Class A Stock)	60,898	1,946,300
TD Ameritrade Holding Corp.	70,953	2,996,345
		11,852,747
Life & Health Insurance 4.8%
Brighthouse Financial, Inc.*	15,740	564,122
MetLife, Inc.	138,179	5,903,007
		6,467,129

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage REITs 3.1%
MFA Financial, Inc.	326,050	$2,357,341
Starwood Property Trust, Inc.	84,015	1,863,453
		4,220,794
Property & Casualty Insurance 6.0%
Chubb Ltd.	56,262	8,159,678
Regional Banks 12.9%
Ameris Bancorp	75,536	2,581,821
BankUnited, Inc.	73,493	2,182,742
East West Bancorp, Inc.	18,990	735,673
Pinnacle Financial Partners, Inc.	65,967	3,472,503
PNC Financial Services Group, Inc. (The)	27,066	3,421,142
Seacoast Banking Corp. of Florida*	56,724	1,412,428
Truist Financial Corp.	79,153	3,652,119
		17,458,428
Reinsurance 3.2%
RenaissanceRe Holdings Ltd. (Bermuda)	25,031	4,265,282
Thrifts & Mortgage Finance 0.4%
Sterling Bancorp, Inc.	78,924	552,468

Total Long-Term Investments (cost $109,758,282)		135,439,376

TOTAL INVESTMENTS 100.2% (cost $109,758,282)		135,439,376
Liabilities in excess of other assets (0.2)%		(267,745)

Net Assets 100.0%		$135,171,631

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2